Federated Hermes International Growth Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.6%
		Argentina—3.7%
49,842	[1]	Globant SA	$16,063,080
10,268	[1]	Mercadolibre, Inc.	19,174,977
		TOTAL	35,238,057
		Australia—2.5%
90,593	[1]	Afterpay Ltd.	8,863,820
724,412		Northern Star Resources Ltd.	5,198,216
280,552		Wisetech Global Ltd.	9,895,107
		TOTAL	23,957,143
		Belgium—1.0%
138,604		Umicore SA	9,120,118
		Brazil—1.4%
798,356	[1]	3R Petroleum Oleo e Gas S.A.	5,935,020
390,867		Vale SA, ADR	7,453,834
		TOTAL	13,388,854
		Canada—3.2%
67,851		Agnico Eagle Mines Ltd.	3,902,790
396,246	[1]	Aritzia, Inc.	12,949,092
32,313	[1]	Lululemon Athletica, Inc.	12,930,693
		TOTAL	29,782,575
		China—8.4%
302,842	[1]	360 Finance Inc., ADR	6,904,798
616,281	[1]	Alibaba Group Holding Ltd.	12,903,349
562,600		Ganfeng Lithium Co., Ltd.	12,976,617
917,216	[1]	Ping An Insurance (Group) Co. of China Ltd.	7,116,684
322,944		Tencent Holdings Ltd.	19,871,790
917,957	[1]	WuXi PharmaTech Cayman, Inc.	14,193,364
3,890,000		Zijin Mining Group Co. Ltd.	5,503,921
		TOTAL	79,470,523
		Denmark—1.6%
13,437	[1]	Alk-Abello A/S	6,582,637
109,009		GN Store Nord AS	8,191,719
		TOTAL	14,774,356
		Finland—0.9%
139,154		Neste Oyj	8,456,778
		France—6.9%
224,903		Dassault Systemes SA	12,819,300
67,081		Eurofins Scientific SE	9,510,161
16,685		LVMH Moet Hennessy Louis Vuitton SA	12,388,531
15,534		Stedim	9,418,696
25,731		Teleperformance	11,386,045
114,102	[1]	Worldline SA	10,138,126
		TOTAL	65,660,859
		Germany—3.8%
88,624	[1]	Friedrich Vorwerk Group SE	4,326,107
95,611		Porsche Automobil Holding SE, Pfd.	9,679,849
6,447		Rational AG	7,371,442

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
41,941		SAP SE, ADR	$6,297,022
79,753	[1]	Zalando SE	8,832,437
		TOTAL	36,506,857
		Hong Kong—1.7%
776,437		AIA Group Ltd.	9,267,917
103,000		Hong Kong Exchanges & Clearing Ltd.	6,488,961
		TOTAL	15,756,878
		Hungary—1.3%
206,656	[1]	OTP Bank RT	12,478,023
		India—2.3%
122,262		HDFC Bank Ltd., ADR	9,574,337
75		Reliance Industries Limited	1,659
389,652		Reliance Industries Ltd.	12,021,859
		TOTAL	21,597,855
		Ireland—2.0%
32,016	[1]	ICON PLC	8,188,732
96,536		Kingspan Group PLC	11,024,024
		TOTAL	19,212,756
		Israel—2.8%
37,315	[1]	CyberArk Software Ltd.	6,266,681
81,852	[1]	Inmode Ltd.	10,712,790
32,528	[1]	Solaredge Technologies, Inc.	9,425,964
		TOTAL	26,405,435
		Italy—1.3%
868,545		Davide Campari-Milano NV	12,015,280
		Japan—11.4%
73,541		Hoya Corp.	11,874,844
21,517		Keyence Corp.	12,922,018
46,612		Lasertec Corp.	10,137,188
108,513		M3, Inc.	7,291,554
132,850		Murata Manufacturing Co. Ltd.	11,000,642
104,812		Nidec Corp.	12,011,024
299,666		Nihon M&A Center, Inc.	8,916,609
355,308		Olympus Corp.	7,457,822
750,700	[1]	Renesas Electronics Corp.	8,068,282
17,872		SMC Corp.	11,416,430
447,100		Tsubaki Nakashima Co. Ltd.	6,275,473
		TOTAL	107,371,886
		Kenya—0.8%
20,152,575		Safaricom Ltd.	7,814,167
		Netherlands—4.9%
99,671	[1]	Alfen Beheer B.V.	10,694,007
36,112		ASML Holding N.V., ADR	30,082,740
109,625		Corbion NV	5,890,430
		TOTAL	46,667,177
		Norway—1.3%
1,584,314	[1]	NEL ASA	2,603,687
150,945		Tomra Systems Spolka	9,278,612
		TOTAL	11,882,299

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Poland—1.0%
116,376	[1]	Dino Polska SA	$9,853,022
		Russia—1.0%
125,773	[1]	Yandex NV	9,671,944
		Singapore—5.2%
753,988		DBS Group Holdings Ltd.	16,772,319
71,220	[1]	Sea Ltd., ADR	24,095,151
2,791,714		Singapore Technologies Engineering Ltd.	7,836,077
		TOTAL	48,703,547
		South Korea—5.9%
202,730		Kakao Corp.	27,011,578
41,772		Samsung SDI Co. Ltd.	28,442,014
		TOTAL	55,453,592
		Sweden—5.2%
91,296	[1]	BICO Group AB	6,089,764
292,038		Medicover AB	8,610,778
129,745	[2]	MIPS AB	14,417,851
746,642		Swedish Match AB	6,891,917
206,022		Vitrolife AB	12,705,720
		TOTAL	48,716,030
		Switzerland—4.5%
99,811		Alcon, Inc.	8,231,413
3,773		Barry Callebaut AG	9,620,842
83,096		Nestle S.A.	10,507,028
38,042		Sika AG	13,724,008
		TOTAL	42,083,291
		Taiwan—2.1%
374,480		MediaTek, Inc.	12,131,147
385,000		Taiwan Semiconductor Manufacturing Co. Ltd	8,463,561
		TOTAL	20,594,708
		United Kingdom—8.4%
152,183		Ashtead Group PLC	11,890,688
296,226		AstraZeneca PLC, ADR	17,264,051
928,295		Burford Capital Ltd.	11,130,257
276,744	[1]	Ceres Power Holdings PLC	4,487,643
597,346	[1]	Darktrace Plc	5,089,985
68,532	[1]	Endava PLC, ADR	9,176,435
409,163	[1]	Entain Plc	10,870,580
233,125		Hilton Food Group PLC	3,799,606
353,860	[1]	JET2 PLC	5,612,958
		TOTAL	79,322,203
		Vietnam—1.1%
2,180,410	[1]	Vinhomes Joint Stock Company	10,179,621
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,666,650)	922,135,834

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.8%
16,763,398	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3] (IDENTIFIED COST $16,768,911)	$16,768,427
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $529,435,561)	938,904,261
	OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	5,669,007
	TOTAL NET ASSETS—100%	$944,573,268
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31,2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$15,738,628	$3,549,269	$19,287,897
Purchases at Cost	$26,586,206	$76,861,430	$103,447,636
Proceeds from Sales	$(42,324,834)	$(63,640,011)	$(105,964,845)
Change in Unrealized Appreciation/Depreciation	NA	$(491)	$(491)
Net Realized Gain/(Loss)	NA	$(1,770)	$(1,770)
Value as of 8/31/2021	$—	$16,768,427	$16,768,427
Shares Held as of 8/31/2021	$—	16,763,398	16,763,398
Dividend Income	$876	$52	$928
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2021, this restricted security amounted to $14,417,851, which represented 1.5% of total net assets.
Additional information on restricted securities held at August 31, 2021, is as follows
Security	Acquisition Date	Acquisition Cost	Value
MIPS AB	10/2/2019	$2,095,902	$14,417,851

7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021 in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 245,431,801	$676,704,033	$—	$922,135,834
Investment Company	16,768,427			16,768,427
TOTAL SECURITIES	$262,200,228	$676,704,033	$—	$938,904,261
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt